Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company files a consolidated federal income tax return with its wholly-owned subsidiaries.
The income tax expense (benefit) consisted of the following (in thousands):

	Year ended December 31,
	2019	2018	2017
Current income tax:
Federal	$—	$—	$—
State	703	512	151
Foreign	(2)	(52)	(24)
Total	701	460	127
Deferred income tax:
Federal	(380)	—	(326)
State	(73)	—	(53)
Foreign	1,065	(2,071)	1,330
Total	612	(2,071)	951
Income tax expense (benefit)	$1,313	$(1,611)	$1,078

The following reconciles the tax benefit computed at the statutory federal rate and the Company’s tax expense (benefit) (in thousands):

	Year ended December 31,
	2019	2018	2017
Computed expected tax benefit	$(82,833)	$(98,598)	$(139,100)
State income taxes, net of federal tax effect	483	404	65
Foreign income taxes	232	(690)	(299)
Other reconciling items	2,988	—	(344)
Permanent differences	7,007	4,406	2,008
Effect of Federal law change	—	—	166,876
Change in valuation allowance	73,436	92,867	(28,128)
Income tax expense (benefit)	$1,313	$(1,611)	$1,078

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands)

	December 31,
	2019	2018
Gross deferred tax assets:
Net operating loss carryforwards	$585,783	$591,244
Deferred subscriber income	151,051	113,103
Interest expense limitation	111,682	56,381
Accrued expenses and allowances	26,683	18,766
Lease liabilities	18,773	—
Purchased intangibles and deferred financing costs	11,232	17,788
Inventory reserves	3,387	4,688
Research and development credits	41	41
Valuation allowance	(566,427)	(467,705)
Total	342,205	334,306
Gross deferred tax liabilities:
Deferred capitalized contract costs	(325,616)	(332,547)
Right of use assets	(16,355)	—
Property and equipment	(2,465)	(2,242)
Prepaid expenses	—	(613)
Total	(344,436)	(335,402)
Net deferred tax liabilities	$(2,231)	$(1,096)

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2019	2018
Net operating loss carryforwards:
Federal	$2,407,825	$2,405,380
States	1,972,170	1,656,333
Canada	10,390	19,753
Total	$4,390,385	$4,081,466

U.S. federal net operating loss carryforwards will begin to expire in 2026, if not used. State net operating loss carryforwards expire over different periods and some have already begun to expire. The Company had United States research and development credits of approximately $41,000 at December 31, 2019, and December 31, 2018, which begin to expire in 2030.
Canadian net operating loss carryforwards will begin to expire in 2029.
Realization of the Company’s federal and state net operating loss carryforwards and tax credits is dependent on generating sufficient taxable income prior to their expiration. Although a portion of these net operating loss carryforwards may be subject to the provisions of Internal Revenue Code Section 382, the Company has not performed a formal study to determine the amount of any limitation. The use of the net operating loss carryforwards may have additional limitations resulting from future ownership changes or other factors under Section 382 of the Internal Revenue Code.
On December 22, 2017, Congress enacted the Tax Act, which made significant changes to U.S. federal income tax laws, including reducing the corporate rate from 35% to 21% effective January 1, 2018. The Tax Act included a Global Intangible Low-Taxed Income ("GILTI") provision which introduced a new tax on foreign income in excess of a deemed return on tangible business property of foreign subsidiaries. The GILTI provisions of the Tax Act became effective for the Company during 2018 and it elected to account for it in the period incurred (the "period cost method").
At December 31, 2019 and 2018, the Company recorded a valuation allowance against its U.S. federal and state net deferred tax assets as it believes it is more likely than not that these benefits will not be realized. Significant judgment is required in determining the Company’s provision for income taxes, recording valuation allowances against net deferred tax assets and evaluating the Company’s uncertain tax positions. The Company has considered and weighed the available evidence, both positive and negative, to determine whether it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Based on available information, management does not believe it is more likely than not that all of its deferred tax assets will be utilized. The Company recorded a valuation allowance for U.S. net deferred tax assets of approximately $566.4 million and $467.7 million at December 31, 2019 and 2018, respectively.

As of December 31, 2019, the Company's income tax returns for the tax years 2014 and later, remain subject to examination by the Internal Revenue Service and various state taxing authorities.